Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events
The Company has evaluated subsequent events through August 7, 2026, the date on which these unaudited condensed financial statements were issued.
See Note 1—Organization and Basis of Presentation for a description of the Merger Agreement entered into by the Company on June 22, 2026.
Other than the events described above and elsewhere in these condensed financial statements, the Company is not aware of any subsequent events requiring recognition or disclosure.